                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISOR
                               HOTCHKIS AND WILEY
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

                                  DISTRIBUTOR
                       PRINCETON FUNDS DISTRIBUTOR, INC.
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                 ADMINISTRATOR
                               AND TRANSFER AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN
                               FIRSTAR BANK, N.A.
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202
                         THIS MATERIAL MUST BE PRECEDED
                        OR ACCOMPANIED BY A PROSPECTUS.

                                 ANNUAL REPORT

                               DECEMBER 31, 1999

                                      LOGO

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                          INTERNATIONAL VIP PORTFOLIO
            -------------------------------------------------------
Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international stocks.
                     HOTCHKIS AND WILEY: INVESTMENT ADVISOR

                         HOTCHKIS AND WILEY FUNDS LOGO

DEAR SHAREHOLDERS:

We are pleased to present to you the annual report of the Hotchkis and Wiley Variable Trust International VIP Portfolio.

The Portfolio's return of 21.7% lagged the MSCI EAFE Index (27.3%) for the year ended December 31, 1999, erasing the strong relative outperformance (12.2% vs 4.1%) we had reported in the first half of the year. It was thus very much a year of two halves. In the first part of the year, the markets retraced the valuation anomalies created in the financial maelstrom of 1998. It was a particularly rewarding period for us as investors started to focus more on the underlying valuation of securities and less on the larger allocation themes. Outperformance in certain European countries, particularly the U.K., France, Italy and Sweden, propelled the Portfolio. Corporate activity was very strong during the year in Europe. Strategic and trade buyers sought to capitalize on the opportunities afforded by the deep discounts that the stock markets have accorded the more cyclical companies. As an example, Hillsdown Holdings in the U.K. was the target of an American led buy-out at a 70% share price premium. However, starting in September, investor sentiment towards large capitalization growth stocks in the telecommunications, media and technology sectors underwent a dramatic change. The international market advance narrowed quite dramatically as interest rate uncertainty emanating from the U.S. led to renewed volatility in world markets. Strong gains in the cyclical sectors started to abate as well. In virtually every developed equity market, the best performance was concentrated in a few sectors and growth stocks dramatically outperformed value stocks. With little consideration for valuation, investors indiscriminately sought ownership of companies exposed to the "new economy". In Japan the top 20 contributors to market results (led by Sony, Toyota, etc.) outperformed the remainder of the market by 45% in December, by far the highest differential in over 30 years. Just 50 stocks account for an unprecedented 58% of the Tokyo Stock Exchange First Section market capitalization -- even the U.S. "nifty fifty" was never this concentrated. An obvious preference for mega-cap companies was evident as the weighted market capitalization of the EAFE Index rose from $37 billion to $62 billion during 1999. An underweight position in the strong Japanese yen also hampered Portfolio performance relative to the MSCI EAFE Index.

We have positioned the Portfolio to benefit from a broadening of the markets, adding to the weighting in the defensive consumer non-durable area (with companies like Unilever and BAA). We have exited stocks where the valuations have become stretched in the technology area (such as Nichicon) as well as some of the deep cyclicals vulnerable to derating (such as BOC, plc). We continue with our underweight position in the Japanese equity market as current valuations are discounting earnings expectations that we find difficult to justify. Similar to 1998, the "old economy" stocks are at historically low valuation levels. With global growth becoming more synchronized, we believe that attention will once again focus on the many companies that benefit from this improving trend. Investors' interest should broaden to incorporate the large number of companies and sectors left behind in the 4th quarter stampede. In a rising interest rate environment, we expect the benefits of a diversified, value-oriented portfolio will become increasingly apparent. The Portfolio continues to boast a healthy dividend yield premium over the benchmark: as of December 31,

1999, the Portfolio had over an 80% yield premium to the MSCI EAFE Index.+

As always, we appreciate the trust you place in us. We thank you for your continued support and we look forward to reporting to you again in six months. Sincerely,

Nancy D. Celick sig
Nancy D. Celick
President
HOTCHKIS AND WILEY VARIABLE TRUST

+ Refers to dividend yield of securities held by the Portfolio. Not reflective of the yield distributed to shareholders.

The opinions expressed above are as of December 31, 1999. They are subject to change and any forecast made cannot be guaranteed. The Portfolio might not continue to hold any specific securities mentioned and has no obligation to disclose purchases or sales in these securities.

                          INTERNATIONAL VIP PORTFOLIO
                       JUNE 10, 1998 - DECEMBER 31, 1999

                                  [LINE GRAPH]

                                                       Ended 12/31/99
                                                       --------------
                                                     Fund     MSCI EAFE
-----------------------------------------------------------------------
One year                                             21.7%      27.3%
-----------------------------------------------------------------------
Since Inception (6/10/98)                            10.2%      19.7%*
-----------------------------------------------------------------------

* Since June 1, 1998.

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Portfolio as compared to the performance of a representative market index. The table below the chart shows the average annual total returns on an investment for the period shown since inception and a total return for the one year period.

    Total returns and average annual total returns are net of all charges and fees and assume the reinvestment of capital gain distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment advisor pays annual operating expenses of the Portfolio in excess of 1.35% of average net assets. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Investment by the Portfolio in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments. Past performance is no guarantee of future performance.

    The Morgan Stanley Capital International (MSCI) EAFE is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. The Index does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Portfolio. The securities, weightings among securities, countries, and weightings among countries in the Portfolio differ substantially from those in the Index, and the Portfolio's value disciplines often prevent investments in major stocks in the Index. The Portfolio's returns may not correlate with the Index. It is not possible to invest directly in an index.

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

     COMMON STOCKS -- 94.6%         Shares        Value
-----------------------------------------------------------
AUSTRALIA -- 3.6%
-----------------------------------------------------------
INSURANCE: MULTI-LINE -- 1.1%
 ...........................................................
QBE Insurance Group, Ltd.            681,996   $  3,177,675
-----------------------------------------------------------
REGIONAL BANKS -- 1.4%
 ...........................................................
Australia and New Zealand
  Banking Group, Ltd.                555,260      4,037,799
-----------------------------------------------------------
TRANSPORTATION -- 1.1%
 ...........................................................
Qantas Airways Limited             1,267,155      3,159,968
 ..................... ......................    -----------
                                                 10,375,442
Total Australia
-----------------------------------------------------------
AUSTRIA -- 0.5%
-----------------------------------------------------------
STEEL -- 0.5%
 ...........................................................
Boehler -- Uddeholm AG                31,940      1,473,238
 ..................... ......................    -----------
                                                  1,473,238
Total Austria
-----------------------------------------------------------
CANADA -- 3.3%
-----------------------------------------------------------
INSURANCE: MULTI-LINES -- 2.2%
 ...........................................................
Clarica Life Insurance Co.           127,755      2,302,222
 ...........................................................
Manulife Financial Corporation #     306,177      3,915,298
 ..................... ......................    -----------
                                                  6,217,520
-----------------------------------------------------------
METALS: MISC. -- 1.1%
 ...........................................................
Noranda, Inc.                        225,320      3,029,684
 ..................... ......................    -----------
                                                  9,247,204
Total Canada
-----------------------------------------------------------
FINLAND -- 1.6%
-----------------------------------------------------------
PAPER -- 1.6%
 ...........................................................
UPM-Kymmene OYJ                      114,170      4,599,224
 ..................... ......................    -----------
                                                  4,599,224
Total Finland
-----------------------------------------------------------
FRANCE -- 8.3%
-----------------------------------------------------------
BEVERAGES -- 1.2%
 ...........................................................
Pernod Ricard SA                      58,375      3,339,242
-----------------------------------------------------------
BUILDING MATERIALS -- 1.0%
 ...........................................................
Lafarge SA                            24,390      2,839,502
-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.0%
 ...........................................................
BIC                                   61,039      2,777,322
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
OIL -- INTERNATIONAL -- 2.8%
 ...........................................................
Elf Aquitaine SA                           5   $        770
 ...........................................................
Total Fina SA -- Class B              60,027      8,010,048
 ..................... ......................    -----------
                                                  8,010,818
-----------------------------------------------------------
REGIONAL BANKS -- 2.3%
 ...........................................................
Banque Nationale de Paris             72,616      6,698,852
 ...........................................................
Societe Generale                           4            931
 ..................... ......................    -----------
                                                  6,699,783
 ..................... ......................    -----------
                                                 23,666,667
Total France
-----------------------------------------------------------
GERMANY -- 6.3%
-----------------------------------------------------------
CHEMICALS -- 2.7%
 ...........................................................
Aventis SA                            89,483      5,181,811
 ...........................................................
SGL Carbon AG #                       36,769      2,443,984
 ..................... ......................    -----------
                                                  7,625,795
-----------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.0%
 ...........................................................
Buderus AG                           174,780      2,957,152
-----------------------------------------------------------
REGIONAL BANKS -- 1.1%
 ...........................................................
Commerzbank AG                        81,960      3,008,653
-----------------------------------------------------------
UTILITIES: MISC. -- 1.5%
 ...........................................................
VEBA AG                               85,782      4,168,368
 ..................... ......................    -----------
                                                 17,759,968
Total Germany
-----------------------------------------------------------
HONG KONG -- 3.3%
-----------------------------------------------------------
ELECTRICAL UTILITIES -- 1.6%
 ...........................................................
Shandong International Power
  Development Company Limited     32,542,000      4,604,827
-----------------------------------------------------------
REAL ESTATE -- 1.7%
 ...........................................................
Hang Lung Development Company      2,321,000      2,627,446
 ...........................................................
New World Development Co., Ltd.    1,047,000      2,357,006
 ..................... ......................    -----------
                                                  4,984,452
 ..................... ......................    -----------
                                                  9,589,279
Total Hong Kong
-----------------------------------------------------------
IRELAND -- 4.1%
-----------------------------------------------------------
FOODS -- 1.0%
 ...........................................................
Greencore Group PLC                  919,300      2,823,772
-----------------------------------------------------------
PAPER -- 1.6%
 ...........................................................
Jefferson Smurfit Group PLC        1,468,432      4,436,574
-----------------------------------------------------------

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                    Shares        Value
-----------------------------------------------------------
REGIONAL BANKS -- 1.5%
 ...........................................................
Allied Irish Banks PLC               371,358   $  4,233,619
 ..................... ......................    -----------
                                                 11,493,965
Total Ireland
-----------------------------------------------------------
ITALY -- 3.7%
-----------------------------------------------------------
OIL -- INTERNATIONAL -- 1.2%
 ...........................................................
ENI SPA                              644,400      3,543,405
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.5%
 ...........................................................
Telecom Italia SPA                   493,700      6,960,874
 ..................... ......................    -----------
                                                 10,504,279
Total Italy
-----------------------------------------------------------
JAPAN -- 8.3%
-----------------------------------------------------------
ELECTRONICS -- 3.4%
 ...........................................................
Nintendo Co., Ltd.                    58,000      9,642,569
-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.3%
 ...........................................................
Canon, Inc.                           92,000      3,657,134
-----------------------------------------------------------
RETAIL: GENERAL MERCHANDISE -- 0.9%
 ...........................................................
Circle K Japan Company, Ltd.          63,000      2,584,530
-----------------------------------------------------------
SMALL LOANS & FINANCE -- 1.8%
 ...........................................................
Promise Company, Ltd.                 48,400      2,464,199
 ...........................................................
Sanyo Shinpan Finance Co., Ltd.       82,400      2,823,724
 ..................... ......................    -----------
                                                  5,287,923
-----------------------------------------------------------
STEEL -- 0.9%
 ...........................................................
Yodogawa Steel Works, Ltd.           834,000      2,515,034
 ..................... ......................    -----------
                                                 23,687,190
Total Japan
-----------------------------------------------------------
NETHERLANDS -- 9.1%
-----------------------------------------------------------
CHEMICALS -- 1.6%
 ...........................................................
Akzo Nobel N.V.                       90,955      4,561,719
-----------------------------------------------------------
ELECTRONICS -- 2.1%
 ...........................................................
Philips Electronics N.V.              43,744      5,947,352
-----------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.7%
 ...........................................................
Fortis (NL) N.V.                      90,650      3,263,747
 ...........................................................
ING Groep N.V.                        71,840      4,336,663
 ..................... ......................    -----------
                                                  7,600,410
-----------------------------------------------------------
REGIONAL BANKS -- 0.9%
 ...........................................................
ABN AMRO Holding N.V.                101,050      2,523,833
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
TELECOMMUNICATIONS -- 1.8%
 ...........................................................
Koninklijke KPN N.V.                  52,435   $  5,117,026
 ..................... ......................    -----------
                                                 25,750,340
Total Netherlands
-----------------------------------------------------------
NEW ZEALAND -- 2.1%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
 ...........................................................
Telecom Corporation of New
  Zealand                          1,288,025      6,043,027
 ..................... ......................    -----------
                                                  6,043,027
Total New Zealand
-----------------------------------------------------------
NORWAY -- 0.9%
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.9%
 ...........................................................
Kvaerner ASA -- Class A#             120,606      2,530,681
 ..................... ......................    -----------
                                                  2,530,681
Total Norway
-----------------------------------------------------------
PORTUGAL -- 1.9%
-----------------------------------------------------------
TELEPHONE -- 1.9%
 ...........................................................
Portugal Telecom SA                  499,364      5,476,684
 ..................... ......................    -----------
                                                  5,476,684
Total Portugal
-----------------------------------------------------------
SINGAPORE -- 4.4%
-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 1.9%
 ...........................................................
Creative Technology, Ltd.            312,091      5,437,176
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.7%
 ...........................................................
Jardine Matheson Holdings, Ltd.      466,400      1,837,616
-----------------------------------------------------------
MONEY CENTER BANKS -- 1.8%
 ...........................................................
United Overseas Bank Ltd.            586,928      5,178,776
 ..................... ......................    -----------
                                                 12,453,568
Total Singapore
-----------------------------------------------------------
SPAIN -- 2.1%
-----------------------------------------------------------
TELECOMMUNICATIONS -- 2.1%
 ...........................................................
Telefonica S.A.                      240,039      5,995,240
 ..................... ......................    -----------
                                                  5,995,240
Total Spain
-----------------------------------------------------------
SWEDEN -- 1.4%
-----------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.4%
 ...........................................................
Electrolux AB -- Class B             157,180      3,954,982
 ..................... ......................    -----------
                                                  3,954,982
Total Sweden
-----------------------------------------------------------
SWITZERLAND -- 5.4%
-----------------------------------------------------------
BUILDING MATERIALS -- 1.8%
 ...........................................................
Geberit International AG              14,960      5,118,497
-----------------------------------------------------------

                     See Notes to the Financial Statements

                  SCHEDULE OF INVESTMENTS -- DECEMBER 31, 1999
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                    Shares        Value
-----------------------------------------------------------
MACHINERY -- 2.0%
 ...........................................................
Saurer AG "registered" #               6,059   $  2,925,107
 ...........................................................
Sulzer AG "registered" #               4,382      2,847,260
 ..................... ......................    -----------
                                                  5,772,367
-----------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ...........................................................
Novartis AG "registered"               3,160      4,638,163
 ..................... ......................    -----------
                                                 15,529,027
Total Switzerland
-----------------------------------------------------------
UNITED KINGDOM -- 24.3%
-----------------------------------------------------------
AIRLINES -- 1.4%
 ...........................................................
BAA PLC                              563,720      3,961,010
-----------------------------------------------------------
AUTO -- 0.1%
 ...........................................................
Lex Service PLC                       68,090        409,147
-----------------------------------------------------------
BEVERAGES -- 0.8%
 ...........................................................
Allied Domecq PLC                    450,610      2,227,283
-----------------------------------------------------------
BUILDING MATERIALS -- 1.4%
 ...........................................................
Hanson PLC                           483,500      4,053,377
-----------------------------------------------------------
DIVERSIFIED COMPANIES -- 5.5%
 ...........................................................
Cookson Group PLC                  1,213,260      4,899,447
 ...........................................................
Invensys PLC                         671,361      3,654,596
 ...........................................................
Tomkins PLC                        1,095,040      3,537,636
 ...........................................................
Williams PLC                         768,209      3,496,202
 ..................... ......................    -----------
                                                 15,587,881
-----------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.4%
 ...........................................................
TI Group PLC                         510,690      3,918,358
-----------------------------------------------------------
FOODS -- 0.8%
 ...........................................................
Unilever PLC                         300,130      2,208,264
-----------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
 ...........................................................
Reckitt Benckiser PLC                351,219      3,293,316
-----------------------------------------------------------
INSURANCE: MULTI-LINE -- 2.3%
 ...........................................................
Allied Zurich AG PLC                 278,405      3,280,617
 ...........................................................
CGU PLC                              196,980      3,173,863
 ..................... ......................    -----------
                                                  6,454,480
-----------------------------------------------------------

-----------------------------------------------------------
                                    Shares        Value
PUBLISHING -- 2.4%
 ...........................................................
Reed International PLC               377,100   $  2,823,316
 ...........................................................
United News & Media PLC              321,358      4,095,617
 ..................... ......................    -----------
                                                  6,918,933
-----------------------------------------------------------
REGIONAL BANKS -- 2.5%
 ...........................................................
Lloyds TSB Group PLC                 276,070      3,453,773
 ...........................................................
National Westminster Bank PLC        178,910      3,843,611
 ..................... ......................    -----------
                                                  7,297,384
-----------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.4%
 ...........................................................
Tesco PLC                          1,301,850      3,958,669
-----------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 ...........................................................
British Telecommunications PLC       150,294      3,673,109
-----------------------------------------------------------
TEXTILES -- 0.9%
 ...........................................................
Coats Viyella PLC                  3,962,250      2,624,091
-----------------------------------------------------------
TOBACCO -- 1.0%
 ...........................................................
B.A.T. Industries PLC                475,992      2,704,500
 ..................... ......................    -----------
                                                 69,289,802
Total United Kingdom
 ..................... ......................    -----------
                                                269,419,807
Total common stocks (cost $242,990,611)
-----------------------------------------------------------
PREFERRED STOCKS -- 0.5%
-----------------------------------------------------------
GERMANY -- 0.5%
-----------------------------------------------------------
BUILDING MATERIALS -- 0.5%
 ...........................................................
Dyckerhoff AG                         48,190      1,475,377
 ..................... ......................    -----------
                                                  1,475,377
Total Germany
 ..................... ......................    -----------
                                                  1,475,377
Total preferred stocks (cost $1,745,673)
-----------------------------------------------------------
                   VARIABLE RATE DPrincipal
                      NOTES* -- 4.7%Amount
-----------------------------------------------------------
Chase Manhattan Bank, 3.9062%
  (cost $13,407,489)              $13,407,507    13,407,507
 ..................... ......................    -----------
Total investments -- 99.8%                      284,302,691
  (cost $258,143,773)
 ...........................................................
                                                    531,172
Other assets in excess of liabilities --0.2%
 ..................... ......................    -----------
                                               $284,833,863
Total net assets -- 100.0%
-----------------------------------------------------------

#-Non-income producing security.
*-Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of December 31, 1999.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................    $284,302,691
  Cash......................................................         178,034
  Dividends and interest receivable.........................         666,701
  Organizational expenses, net of accumulated
    amortization............................................          12,709
  Prepaid expenses..........................................             497
                                                                ------------
      Total assets..........................................     285,160,632
                                                                ------------
LIABILITIES:
  Payable to Advisor........................................         175,783
  Accrued expenses and other liabilities....................         150,986
                                                                ------------
      Total liabilities.....................................         326,769
                                                                ------------
      Net assets............................................    $284,833,863
                                                                ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................    $255,830,197
  Undistributed net investment income.......................       3,197,003
  Undistributed net realized gain (loss) on securities and
    foreign currency transactions...........................        (355,851)
  Net unrealized appreciation of securities and foreign
    currency................................................      26,162,514
                                                                ------------
      Net assets............................................    $284,833,863
                                                                ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      24,734,480
  Net asset value per share (offering and redemption
    price)..................................................    $      11.52
                                                                ============
*Cost of Investments........................................    $258,143,773
                                                                ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                 Year Ended
                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................     $ 5,462,950
    Interest................................................         451,144
                                                                 -----------
        Total income........................................       5,914,094
                                                                 -----------
  Expenses
    Advisory fee............................................       1,678,700
    Legal and auditing fees.................................          79,886
    Custodian fees and expenses.............................         158,049
    Accounting and transfer agent fees and expenses.........          78,278
    Administration fee......................................         104,159
    Trustees' fees and expenses.............................          87,310
    Reports to shareholders.................................          58,358
    Registration fees.......................................             169
    Amortization of organizational expenses.................           4,208
    Other expenses..........................................           8,452
                                                                 -----------
        Total expenses......................................       2,257,569
                                                                 -----------
    Net investment income...................................       3,656,525
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities and foreign currency
     transactions...........................................       4,289,725
    Net change in unrealized appreciation of securities and
     foreign currency.......................................      28,388,537
                                                                 -----------
  Net gain on investments...................................      32,678,262
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $36,334,787
                                                                 ===========

*Net of Foreign Taxes Withheld..............................     $   613,156
                                                                 ===========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   June 10, 1998**
                                                                 Year Ended            through
INTERNATIONAL VIP PORTFOLIO                                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................    $   3,656,525       $  1,479,772
    Net realized gain (loss) on securities and foreign
     currency transactions..................................        4,289,725         (3,884,261)
    Net change in unrealized appreciation (depreciation) of
     securities and foreign currency........................       28,388,537         (2,226,023)
                                                                -------------       ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................       36,334,787         (4,630,512)
                                                                -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................       (1,524,275)        (1,179,786)
                                                                -------------       ------------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................      114,485,146        299,085,362
    Shares issued in connection with payment of dividends
     and distributions......................................        1,524,275          1,179,786
    Cost of shares redeemed.................................     (155,121,028)        (5,319,892)
                                                                -------------       ------------
        Net increase (decrease) in net assets from Fund
        share transactions..................................      (39,111,607)       294,945,256
                                                                -------------       ------------
Total increase (decrease) in net assets.....................       (4,301,095)       289,134,958
NET ASSETS:
    Beginning of period.....................................      289,134,958                 --
                                                                -------------       ------------
    End of period*..........................................    $ 284,833,863       $289,134,958
                                                                =============       ============
*Including undistributed net investment income of:              $   3,197,003       $     62,996
                                                                =============       ============
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................       10,476,787         30,816,414
    Shares issued in connection with payment of dividends
     and distributions......................................          136,340            125,916
    Shares redeemed.........................................      (16,258,425)          (562,552)
                                                                -------------       ------------
        Net increase (decrease).............................       (5,645,298)        30,379,778
                                                                =============       ============
** Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 1999

NOTE 1.
ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Fund is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets.

The Advisor has entered into subadvisory agreements with Mercury Asset Management International Limited and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisors that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations, and other investment-related services to be provided to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Fund paid $20,489 in commissions on Fund transactions to an affiliated broker during the year ended December 31, 1999.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Fund entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Fund together with certain other open-end investment companies advised by Merrill Lynch Asset Management, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement in 1999.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1999 were $150,846,867 and $182,928,700, respectively.

As of December 31, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                                 Appreciated   Depreciated
                            Fund                              Net Appreciation   Securities     Securities
-----------------------------------------------------------------------------------------------------------
International VIP Portfolio.................................    $24,947,401      $43,005,529   $(18,058,128)

At December 31, 1999, the cost of investments for federal income tax purposes was $259,355,290. Any differences between book and tax are due primarily to wash sale losses and mark-to-market adjustments for passive foreign investment companies.

At December 31, 1999, the Fund deferred, on a tax basis, post-October losses of $1,291,782. The Fund utilized capital loss carryovers of $3,178,827 in 1999.

NOTE 5.
FEDERAL TAX DISCLOSURE (UNAUDITED). The Fund intends to make an election under Internal Revenue Code Section 853 to pass through non-U.S. taxes paid by the Fund to its shareholders. Non-U.S. taxes paid by the Fund for the year ended December 31, 1999 were $625,356. Foreign source income earned by the Fund for the year ended December 31, 1999 was $6,363,598.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   June 10, 1998*
                                                                 Year Ended            through
                INTERNATIONAL VIP PORTFOLIO                   December 31, 1999   December 31, 1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $       9.52        $      10.00
                                                                ------------        ------------
  Income from Investment Operations:
    Net investment income...................................            0.15                0.04
    Net realized and unrealized gain (loss) on
     investments............................................            1.91               (0.48)
                                                                ------------        ------------
    Total from investment operations........................            2.06               (0.44)
                                                                ------------        ------------
  Less Distributions:
    Dividends (from net investment income)..................           (0.06)              (0.04)
                                                                ------------        ------------
Net Asset Value, End of Period..............................    $      11.52        $       9.52
                                                                ============        ============
Total Return................................................           21.68%              (4.38)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................    $284,833,863        $289,134,958
Ratio of expenses to average net assets.....................            1.01%               1.05%(2)
Ratio of net investment income to average net assets........            1.63%               1.09%(2)
Portfolio turnover rate.....................................              71%                 24%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Hotchkis and Wiley Variable Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the International VIP Portfolio (one of the four portfolios of Hotchkis and Wiley Variable Trust, the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS

Milwaukee, WI
February 17, 2000